SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
                 -----------------------------------------------

                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                        VARIABLE SEPARATE ACCOUNT
                 Polaris Advantage Variable Annuity
                Polaris Advisor III Variable Annuity
            Polaris II Platinum Series Variable Annuity
                 Polaris II Variable Annuity

                 -----------------------------------------------

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        FS VARIABLE SEPARATE ACCOUNT
                    Polaris Advantage Variable Annuity
                         Polaris Variable Annuity
                        Polaris II Variable Annuity
            Polaris II A-Class Platinum Series Variable Annuity
                   Polaris Choice III Variable Annuity

            -----------------------------------------------

Effective on or about October 13, 2020, the following Underlying Fund of the SunAmerica Series Trust ("SAST") has been renamed as indicated below:

Former Underlying           New Underlying            Managed by:   Trust:
Fund Name:                  Fund Name:
----------------            --------------------      ----------    -----
SA Oppenheimer Main         SA Invesco Main          Invesco        SAST
Street Large Cap            Street Large Cap         Advisers, Inc.

Effective on or about October 13, 2020, the following is added to the INVESTMENT OPTIONS section in the prospectus and the below Underlying Fund is available for investment:

Goldman Sachs Variable Insurance Trust- Class Service Shares

Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").

Underlying Fund:       Managed by:               Trust   Asset Class
----------------       ----------------------    -----   -----------
Goldman Sachs VIT      Goldman Sachs Asset       GST     CASH
Government Money       Management, L.P.
Market Fund

If your contract includes a living benefit, the Goldman Sachs VIT Government Money Market Fund may be available through investment requirements for your feature. Please check with your financial representative for any changes to your investment requirements and additional restrictions. You may also contact our Annuity Service Center at 1-800-445-7862.

Dated:  October 13, 2020

             Please keep this Supplement with your prospectus.